EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
Supplement to Prospectus dated June 1, 2016

The following is added to the section entitled “Investment Objective & Principal Policies and Risks”:

Pooled Investment Vehicles.  The Fund may invest in pooled investment vehicles.  Pooled investment vehicles are open- and closed-end investment companies unaffiliated with the investment adviser, open-end investment companies affiliated with the investment adviser and exchange-traded funds (“ETFs”). The market for common shares of closed-end investment companies and ETFs, which are generally traded on an exchange, is affected by the demand for those securities, regardless of the value of the fund’s underlying portfolio assets.  The Fund will indirectly bear its proportionate share of any management fees and expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests, except that management fees of affiliated funds may be waived.  If such fees exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses table(s) in Fund Summary.  Requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), may limit the Fund’s ability to invest in other investment companies including ETFs, unless the investment company has received an exemptive order from the SEC on which the Fund may rely.

September 16, 2016

23267 9.16.16

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
Supplement to Statement of Additional Information dated June 1, 2016

The following replaces the table and footnotes in the section entitled “Strategies and Risks”:

Investment Type	Permitted for or Relevant to the Fund
Asset-Backed Securities (“ABS”)
Auction Rate Securities
Build America Bonds	√
Call and Put Features on Securities	√
Cash Equivalents	√
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks
Contingent Convertible Securities
Convertible Securities
Credit Linked Securities	√
Derivative Instruments and Related Risks	√
Derivative-Linked and Commodity-Linked Hybrid Instruments
Direct Investments
Emerging Market Investments
Equity Investments
Equity Linked Securities
Exchange-Traded Funds (“ETFs”)	√
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√
Foreign Currency Transactions
Foreign Investments
Forward Foreign Currency Exchange Contracts
Forward Rate Agreements	√
Futures Contracts	√
High Yield Securities	√
Hybrid Securities
Illiquid Securities	√
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds
Junior Loans
Liquidity or Protective Put Agreements	√
Loans
Master Limited Partnerships (“MLPs”)
Mortgage-Backed Securities (“MBS”)

Investment Type	Permitted for or Relevant to the Fund
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)	√
Municipal Obligations	√
Option Contracts	√
Pooled Investment Vehicles	√
Preferred Stock
Real Estate Investments
Repurchase Agreements
Residual Interest Bonds	√
Restricted Securities	√
Reverse Repurchase Agreements
Rights and Warrants	√
Royalty Bonds
Senior Loans
Short Sales
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes
Swap Agreements	√
Swaptions
Trust Certificates
U.S. Government Securities
Unlisted Securities	√
Variable Rate Instruments	√
When-Issued Securities, Delayed Delivery and Forward Commitments	√
Zero Coupon Bonds	√

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Fund
Asset Coverage	√
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√
Cyber Security Risk	√
Diversified Status	√
Dividend Capture Trading
Duration	√
Investing in a Portfolio
Investments in the Subsidiary
Loan Facility
Operational Risk	√

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to the Fund
Option Strategy
Participation in the ReFlow Liquidity Program	√
Portfolio Turnover	√
Securities Lending
Short-Term Trading
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies
Significant Exposure to Utility and Financial Services Companies
Tax-Managed Investing

September 16, 2016